Related Party Transactions (Details) - Schedule of related party transaction - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Service provided to:
Service provided to related parties	$ 4,800,000	$ 4,800,000	$ 1,440,000	$ 14,400,000	$ 19,200,000	$ 19,200,000
Service received from:
Service received from related parties	4,725,000	4,725,000	14,175,000	14,175,000	18,900,000	18,900,000
TCM [Member]
Service provided to:
Service provided to related parties	4,800,000	4,800,000	14,400,000	14,400,000	19,200,000	19,200,000
FXDIRECT [Member]
Service received from:
Service received from related parties	$ 4,725,000	$ 4,725,000	$ 14,175,000	$ 14,175,000	$ 18,900,000	$ 18,900,000